INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Minimum Future Gross Revenues) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Sales-Type Leases and Direct Financing Leases
2024	$ 23,079
2025	36,091
Total minimum lease payments to be received	59,170
Leaseback Assets
2024	0
2025	0
Total minimum lease payments to be received	0
Total
2024	23,079
2025	36,091
Total minimum lease payments to be received	$ 59,170